Annual Fund Operating Expenses - Invesco QQQ Low Volatility ETF - Invesco QQQ Low Volatility ETF	Nov. 21, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.25%

[1]	”Other Expenses” are based on estimated amounts for the current fiscal year.